TRADE ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥27,206,752	¥43,387,471	$6,289,588
Allowance for credit losses	(4,628,772)	(4,415,026)	(640,016)
Total third-parties, net	¥22,577,980	¥38,972,445	$5,649,572

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥4,983,698	¥1,304,721	$189,137
Allowance for credit losses	(4,983,698)	(1,304,721)	(189,137)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for doubtful accounts

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥9,315,427	¥9,612,470	$1,393,454
Charge to (reversal of) credit losses	153,329	(4,012,249)	(581,628)
Foreign currency translation adjustments	143,714	119,526	17,327
Ending balance	¥9,612,470	¥5,719,747	$829,153